ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accrued interest	$ 4,214	$ 2,269
Accrued claims	3,461	3,454
Other accrued expenses	4,451	4,937
Accrued Liabilities, Current, Total	$ 12,126	$ 10,660